Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Entity Registrant Name	Liminal BioSciences Inc.
Entity Central Index Key	0001351172
Current Fiscal Year End Date	--12-31